Form N-1A Supplement	Apr. 14, 2026
Dan IVES Wedbush AI Power & Infrastructure ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement to the

Summary Prospectus and Prospectus dated April 6, 2026, of the

Dan IVES Wedbush AI Power & Infrastructure ETF (the “Fund”)

April 14, 2026

Effective April 14, 2026, the eleventh paragraph of the section titled “FUND SUMMARY – Principal Investment Strategies of the Fund” is hereby deleted and replaced with the following:

The Index is reconstituted and rebalanced following the addition or deletion of AI Companies to or from the AI Report. The Index is also rebalanced on the third Friday of January, April, July and October (effective the following business day), even if no changes have been made to the AI Report since the date of the last rebalance. Additionally, the Index may be adjusted between regular rebalancings in the event a corporate action occurs involving one or more of the Index constituents.

Please retain this Supplement with your Summary Prospectus

and Prospectus for future reference.